Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill

The carrying amount of goodwill is as follows:

USD
Balance as of December 31, 2014	$66,045
Acquisition of Solar Juice (Note 3)	8,238
Acquisition of CECEP (Note 3)	1,417
Acquisition of Energiebau	269

Balance as of December 31, 2015	$75,969

Other Intangible Assets

Intangible assets consisted of the following:

	Useful Life (in months)	Gross	Impairment Charge	Accumulated Amortization	Net
As of December 31, 2015
Patent	57	2,700	—	(2,700)	—
Customer Relationship	120	4,728	—	(274)	4,454
Website	36	100	—	(28)	72
		$7,528		$(3,002)	$4,526

As of December 31, 2014
Patent	57	$2,700	$—	$(2,140)	$560

		$2,700	$—	$(2,140)	$560

Estimated Future Amortization Expense Related to Other Intangible Assets	As of December 31, 2015, the estimated future amortization expense related to other intangible assets is as follows:

USD
2016	522
2017	522
2018	491
2019	488
2020	471
Thereafter	2,032

$4,526